Impact of Deutsche Banks Transformation	6 Months Ended
Jun. 30, 2021
Deutsche Banks Transformation [Abstract]
Impact of Deutsche Bank's transformation [text block]
Impact of Deutsche Bank’s transformation
On July 7, 2019, Deutsche Bank announced a number of transformational measures relating to the Group’s businesses and its organization. The immediate and secondary impacts that these measures had on the Group’s operating results and financial position are disclosed below.
Impairment and amortization of self-developed software
In line with the transformation announcement, the Group reviewed current platform software and software under construction assigned to businesses subject to the transformation strategy. Accordingly, the reassessment of the respective recoverable amounts led to an impairment of self-developed software of € 0 million and of € 16 million for the three months ended June 30, 2021 and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 0 million and of € 33 million.
In addition, the Group recorded amortization on software subject to the transformation strategy of € 25 million and € 47 million for the three months ended June 30, 2021 and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 50 million and of € 94 million. The impairment write-down as well as the software amortization are included within the general and administrative expenses of the Group’s results in 2021 and 2020, respectively.
Impairment of Right-of-Use assets and other related impacts
The Group recognized impairments, accelerated or higher depreciation of Right-of-Use (RoU) assets, asset write downs and accelerated depreciation on leasehold improvements and furniture, onerous contracts provisions for non-lease costs, depreciation of capitalized reinstatement costs and other one-time relocation costs of € 39 million and € 11 million for the three months ended June 30, 2021 and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 101 million and of € 21 million. Certain of these costs related to incremental or accelerated decisions are driven by the changes in our expected operations due to the COVID-19 pandemic.
Deferred tax asset valuation adjustments
Each quarter, the Group re-evaluates its estimate related to deferred tax assets, including its assumptions about future profitability. In connection with the transformation the Group adjusted the estimate related to deferred tax assets in affected jurisdictions, such as the UK and the U.S., and recognized € 21 million and € 30 million of valuation adjustments in the three months ended June 30, 2021 and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 21 million and € 35 million.
Restructuring and severance charges
Starting with the announcement of the transformation of Deutsche Bank on July 7, 2019, we designated all restructuring expenses as related to the transformation announcement and the subsequent business re-organization and perimeter changes resulting in € 86 million and € 123 million restructuring expenses for the Group for the three months ended June 30, 2021 and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 102 million and € 197 million. These charges are comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate. 275 full-time equivalent employees (FTE) were impacted by the reorganization and changes during the six months ended June 30, 2021.
In addition to these restructuring expenses, € 38 million and € 62 million of severance related to the transformation announcement were recorded for the three months ended June 30, 2021 and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 79 million and of € 76 million.
Other transformation related expenses
As a result of the strategic transformation, the Group recognized other transformation related expenses including expenses for Audit, Accounting & Tax, consulting fees and IT consulting fees of € 35 million and € 21 million for the three months ended June 30, 2021, and 2020, respectively. For the first half of 2021 and 2020, the respective amounts were € 64 million and of € 32 million.